Commitments for Expenditure	12 Months Ended
Dec. 31, 2022
Commitments for Expenditure [Abstract]
Commitments for Expenditure
49.	Commitments for Expenditure

(1)	The commitments related to acquisition of property, plant and equipment as of December 31, 2021 and 2022 are as follows:

		2021		2022
Contracts		Commitment amounts	Remaining liability balances	Commitment amounts	Remaining liability balances
		In millions of won
Purchase of cable (PVC, 1C, 2000SQ) 153,000M and others (Shin-Bupyung-Youngseo)	￦	57,046	16,240	57,203	12,595
Purchase of cable (PVC, 1C, 2500SQ) 103,374M and others (Bukdangjin-Shin-Tangjung)		46,616	34,102	50,151	37,638
Purchase of GIS (362kV, 6300A, 63kA) 23CB – Youngseo S/S		36,143	25,292	37,168	16,788
Purchase of GIS (362kV, 6300A, 63kA) 26CB – Hwasung S/S		40,010	5,540	—	—
Purchase of GIS (362kV, 6300A, 63kA) 27CB – Kwangyang S/S		37,744	140	37,744	140
Purchase of cable (PVC, 1C, 2500SQ) 100,548M and others		56,860	34,576	58,269	3,883
Purchase of GIS (362kV, 6300A, 63kA) 25CB – Migeum S/S		32,000	26,700	33,841	25,641
Advanced E-Type low-pressure electronic power meter 1,320,000 ea		65,972	23,262	—	—
Purchase of cable (PVC, 1C, 2000SQ) 5,862M and others (Baekun-Gwangyanghang)		34,423	23,297	35,949	3,232
Purchase of cable (TR CNCE-W,1C,325SQ) 1,016,000M		66,581	40,254	—	—
Purchase of cable (TR CNCE-W,1C,600SQ) 485,000M		46,194	37,810	—	—
Purchase of cable (TR CNCE-W/AL,1C,400SQ) 3,303,900M		87,382	83,628	—	—
Concrete pole (10M, general purpose, 350KGF) 126,948 ea and five other equipments		188,338	168,456	202,795	95,428
Purchase of GIS (362KV, 6300A, 63KA) 19 – Shinyangsan S/S		31,464	31,464	31,834	17,334
Purchase of cable (PVC, 1C, 2500SQ) 57,868M and others (Goduk-Seoansung)		—	—	40,937	3,748
Purchase of cable (PVC, 1C, 2000SQ) 87,732M and others (Eulwangboonki)		—	—	36,155	10,274
GIS(362KV,6300A,63KA) 18 – Wolsung S/Y		—	—	32,090	32,090
Purchase of cable (FR CNCO-W,1C,325SQ) 672,300M		—	—	31,387	19,213
Purchase of cable (TR CNCE-W,1C,325SQ) 1,342,000M		—	—	75,620	40,497
Purchase of cable (TR CNCE-W,1C,600SQ) 377,000M		—	—	31,851	17,478
Purchase of cable (TR CNCE-W/AL,1C,400SQ) 2,175,300M		—	—	53,064	29,436
System stabilization ESS equipment (Bubuk S/S) 1 Type		—	—	222,300	222,300
System stabilization ESS equipment (Shinnamwon S/S) Type 1		—	—	211,500	211,500
System stabilization ESS equipment (Yeongcheon S/S) Type 1		—	—	73,104	73,104
Construction of Saeul Units (#3,4)		9,800,424	3,479,667	9,800,424	2,455,673
Construction of Shin-Hanul Units (#1,2)		9,745,123	—	10,327,372	97,889
Other 36 contracts		792,485	620,593	853,941	425,149
Service of designing Seoul Combined Units (#1,2)		31,841	934	31,148	—
Purchase of furnace for construction of Shin-Seocheon thermal power plant		305,209	7,722	305,209	5,132
Purchase of turbine generator for construction of Shin-Seocheon thermal power plant		105,226	6,301	107,333	6,214
Purchase of main machine for Jeju LNG combined		166,287	10,972	166,287	10,898
Purchase of equipments for the construction project of Boryeong indoor coal storage yard		317,350	317,350	318,197	287,965
Service of designing Taean Units (#9,10)		112,909	12,623	112,909	12,468
Purchase of gas turbine and turbine equipment of Gimpo combined heat & power plant		126,302	61,735	126,302	32,748
Purchase of steam turbine, HRSG and POWER BLOCK of Gimpo combined heat & power plant		214,053	138,244	221,997	38,714
Construction of Gimpo combined heat & power plant		130,015	86,323	181,798	56,558
Purchase of gas turbines, steam turbines, and accessories for Gumi natural gas power plant		—	—	197,983	197,983
Construction of Gumi natural gas power plant		—	—	204,094	204,094
Installation of natural gas supply facility at Gumi natural gas power plant		—	—	70,620	70,620
Purchase of coal handling machine for construction of Samcheok Units (#1,2)		286,571	6,215	299,048	6,687

		2021		2022
Contracts		Commitment amounts	Remaining liability balances	Commitment amounts	Remaining liability balances
		In millions of won
Purchase of main equipment for Namjeju		140,144	3	140,144	3
Purchase of main equipment for Shin-Sejong combined thermal power plant	￦	234,392	200,122	234,392	32,472
Purchase of Hadong thermal power indoor carboniferous plant		148,800	129,042	162,814	105,504
Purchase of phase 1 power generation facility for Yeongwol fuel cells		88,449	1,523	—	—
Purchase of phase 2 power generation facility for Yeongwol fuel cells		—	—	86,100	30,527
Purchase of fuel cell power generation facilities for the fifth stage of Shinincheon headquarters		—	—	81,960	81,960

(2)	As of December 31, 2022, details of contracts for inventory purchase commitment are as follows:
The Company imports all of its uranium ore concentrates from sources outside Korea (including the United States, United Kingdom, Kazakhstan, France, Russia, South Africa, Canada and Australia) which are paid for with currencies other than Won, primarily in U.S. dollars. In order to ensure stable supply, the Company entered into long-term and medium-term contracts with various suppliers, and supplements such supplies with purchases of fuels on spot markets. The long-term and medium-term contract periods vary among contractors and the stages of fuel manufacturing process. Contract prices for processing of uranium are generally based on market prices. Contract periods for ore concentrates, conversion, enrichment and design and fabrication are as follows:

Type	Periods	Contracted quantity
Concentrate	2022 ~ 2033	26,310 Ton U3O8
Transformed	2022 ~ 2030	19,012 Ton U
Enrichment	2022 ~ 2032	21,434 Ton SWU
In addition, the contracted quantity of the molded uranium between Korea Hydro & Nuclear Power Co., Ltd. and KEPCO Nuclear Fuel Co., Ltd., which are subsidiaries of the Company, is 1,418 Ton U (contract periods :
2014 ~ 2023
).